Summary of performance rights held (Details) - Directors [member]	12 Months Ended
Jun. 30, 2024 shares
IfrsStatementLineItems [Line Items]
Performance Rights Held, Beginning Balance	121,078
Performance Rights Held, Granted as compensation	17,832 [1]
Performance Rights Held, Exercised
Performance Rights Held, Lapsed	(20,000)
Performance Rights Held, Forfeited
Performance Rights Held, Other changes
Performance Rights Held, Ending Balance	118,910
Performance Rights Held, Vested during the year
Performance Rights Held, Vested and exerciseable

[1]	In order to preserve cash and to reduce debt, the directors agreed to apply unpaid compensation entitlements as at 31 October 2023 towards acquiring performance rights. The number of Performance Rights issued was based upon a price of US$6.65 per Performance Right; which was calculated by applying the 30-day volume weighted average price per Locafy share ended 31 October 2023 and a AUD:USD exchange rate of $0.6350; being the 30-day average rate ended 31 October 2023 (published by the Reserve Bank of Australia). A total of 17,832 Performance Rights were issued.